Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Schedule of related parties
Name of Related Party	Nature of Relationship
Zhentao Jiang	Former Director and principal shareholder
Wenjie Tang	Chief Executive Officer (“CEO”), Director, and shareholder
Yufeng Mi	Chief Technical Officer (“CTO”) and shareholder
Yang Cao	Director of Nanjing Lucun
HongKong Kisen Co., Limited	Company ultimately controlled by Chief Strategy Officer (“CSO”)

Schedule of operations through proceeds borrowed from related parties
	June 30,	December 31,
	2022	2021
Wenjie Tang	175,930	39,238
Total due from related party	$175,930	$39,238

	June 30,	December 31,
	2022	2021
HongKong Kisen Co., Limited	$8,000,000	$-
Zhentao Jiang	881,593	1,119,465
Yufeng Mi	1,900	2,000
Yang Cao	89,400	94,108
Total due to related parties	$8,972,893	$1,215,573